Total

Supplement dated September 1, 2017 to the

Prospectus dated September 1, 2017

of Ivy Bond Fund and Ivy Government Securities Fund

Each of the Ivy Bond Fund and Ivy Government Securities Fund (each an “Ivy Fund” and, collectively, the “Ivy Funds”) is a newly organized fund that has been created for purposes of acquiring the assets and liabilities of, respectively, Waddell & Reed Advisors Bond Fund and Waddell & Reed Advisors Government Securities Fund (each a “Predecessor Fund” and, collectively, the “Predecessor Funds”). It is anticipated that on October 16, 2017, the assets and liabilities of each of the Predecessor Funds will be acquired by the corresponding Ivy Fund in exchange for equivalent shares of the respective Ivy Fund.

For purposes of the reorganization, the Predecessor Fund will be considered the accounting survivor of its respective reorganization, and accordingly, certain performance information, financial highlights and other information relating to a Predecessor Fund has been included in the attached prospectus and presented as if the reorganization had been consummated. As of the date of this prospectus, however, each reorganization has not occurred. The Ivy Funds will commence operations on the date that the reorganizations are effected in accordance with the reorganization plan, which is anticipated to be on October 16, 2017.